Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2024
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31, (M$)	2024	2023	2022
Gains on disposal of assets	1,721	3,157	2,244
Foreign exchange gains	236	–	379
Other	155	520	226
OTHER INCOME	2,112	3,677	2,849

Losses on disposal of assets	(224)	(98)	(2,613)
Foreign exchange losses	(406)	(763)	(1,023)
Amortization of other intangible assets (excl. mineral interests)	(389)	(769)	(430)
Other	(262)	(766)	(3,278)
OTHER EXPENSE	(1,281)	(2,396)	(7,344)

Schedule of other financial income and expense

As of December 31, (M$)	2024	2023	2022
Dividend income on non-consolidated subsidiaries	196	143	159
Capitalized financial expenses	652	667	310
Other	555	475	427
OTHER FINANCIAL INCOME	1,403	1,285	896
Accretion of asset retirement obligations	(568)	(524)	(430)
Other	(267)	(207)	(103)
OTHER FINANCIAL EXPENSE	(835)	(731)	(533)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,433	(258)	2,175
Other non-current financial assets related to operational activities	1,677	–	1,677
Other	154	–	154
TOTAL	4,264	(258)	4,006

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,516	(294)	2,222
Other non-current financial assets related to operational activities	1,761	–	1,761
Other	330	–	330
TOTAL	4,607	(294)	4,313

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,092	(255)	1,837
Other non-current financial assets related to operational activities	250	–	250
Other	301	–	301
TOTAL	2,643	(255)	2,388
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2024	(294)	(72)	19	89	(258)
2023	(255)	(11)	2	(30)	(294)
2022	(257)	(27)	11	18	(255)